Condensed Statements Of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 75	$ 65	$ 367	$ 352	$ 320
Other comprehensive income:
Cash flow hedges - derivative value net loss recognized in net income (net of tax benefit)	1		(29)
Comprehensive income	$ 76	$ 65	$ 338	$ 352	$ 320